Exhibit 99.1

FORM ABS DUE DILIGENCE-15E	OMB APPROVAL
OMB Number: 3235-0694
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CERTIFICATION OF PROVIDER OF THIRD-PARTY DUE DILIGENCE SERVICES FOR ASSET-BACKED SECURITIES

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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS DUE DILIGENCE-15E

CERTIFICATION OF PROVIDER OF THIRD-PARTY DUE DILIGENCE SERVICES

FOR ASSET-BACKED SECURITIES

Pursuant 17 CFR 240.17g- 10, this Form must be used by a person providing third-party due diligence services in connection with an asset-backed security to comply with section 15E(s)(4)(B) of the Securities Exchange Act of 1934 (15 U.S.C. 78o-7(s)(4)(B)). Section 15E(s)(4)(B) of the Securities Exchange Act of 1934 requires a person providing the due diligence services to provide a written certification to any nationally recognized statistical rating organization that produces a credit rating to which such due diligence services relate.

Item 1. Identity of the person providing third-party due diligence services

Legal Name:	SingleSource Diligence Solutions Utah LLC d/b/a Resolute Diligence Solutions

Business Name (if Different):

Principal Business Address:	6546 North Landmark Drive Suite E, Park City, UT 84098

Item 2. Identity of the person who paid the person to provide third-party due diligence services

Legal Name:	New York Mortgage Trust, Inc.

Business Name (if Different):

Principal Business Address:	90 Park Avenue 23rd Floor New York, NY 10016

Item 3. Credit rating criteria

If the due diligence performed by the third party is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization, identify the nationally recognized statistical rating organization and the title and date of the published criteria (more than one nationally recognized statistical rating organization may be identified).

Identity of NRSRO	Title and Date of Criteria
DBRS, Inc	DBRS Morningstar Publishes Updated List of Acceptable Third-Party Due-Diligence Firms 8/26/2022
Fitch Ratings, Inc	Fitch Ratings, Inc email unofficial affirmation 2/2/2024
Kroll Bond Ratings Agency, LLC	Kroll Bond Ratings Agency, LLC email unofficial affirmation 1/2023
Moody's Investors Service, Inc	Moody's Investors Service, Inc. email Official approval 2/8/2023
S&P Global Ratings	S&P Global Ratings Publishes List of Third-Party Due Diligence Firms Reviewed For U.S. RMBS As Of Jan. 18 20241/18/2024

Item 4. Description of the due diligence performed

Refer to the accompanying Due Diligence Executive Summary report named, "NYMT 2024-BPL2 15e Executive Summary" dated Mate 7, 2024.

Item 5. Summary of findings and conclusions of review

Refer to the section "Scope of Review" in the accompanying Due Diligence Executive Summary report named "NYMT 2024-BPL2 15e Executive Summary" dated May 7, 2024

CERTIFICATION

The undersigned has executed this Form ABS Due Diligence 15E on behalf of, and on the authority of, the person identified in Item 1 of the Form. The undersigned, on behalf of the person, represents that the person identified in Item 1 of the Form conducted a thorough review in performing the due diligence described in Item 4 attached to this Form and that the information and statements contained in this Form, including Items 4 and 5 attached to this Form, which are part of this Form, are accurate in all significant respects on and as of the date hereof.

Name of Person Identified in Item 1:	SingleSource Diligence Solutions Utah LLC d/d/a Resolute Diligence Solutions

By:	Brent Taggart	/s/ Brent Taggart
	(Print name of duly authorized person)	(Signature)
Date:	5/7/2024

SingleSource Diligence Solutions Utah, LLC d/b/a Resolute
Diligence Solutions

6546 North Landmark Drive
Suite E, Park City, UT 84098
714.614.2974 legal@setpoint.io

MAY 7, 2024

EXECUTIVE SUMMARY

Third Party Due Diligence Review

NYMT 2024-BPL2

Overview

Resolute Diligence Solutions (“Resolute”), a third-party due diligence provider, performed the review described below on behalf of its client, New York Mortgage Trust, Inc (“Client”). The review included a total of 502 business purpose, residential mortgage loans, in connection with the securitization identified as NYMT 2024-BPL2 (the “Securitization”). The review began in January 2024 and concluded in May of 2024.

Scope of Review

I.	Credit Review Resolute performed a “Credit Review” to assess conformity with guidelines in eﬀect at the time of loan origination, or other guidelines provided by Client prior to review, and ensure the characteristics used by the underwriter are supported by the file documentation; and determine whether any loans outside of those guidelines contain legitimate and approved exceptions with compensating factors.

The Credit Review attempted to confirm the following:

•	Loan Application: Complete loan application is present in the loan file for all borrowers/guarantors

•	Credit Report: Credit report in file for all borrowers and meets guideline seasoning requirements

•	Background Report: Background report in file for all borrowers and meets guidelines for no foreclosures, bankruptcies, felonies, liens or judgements and contains OFAC clearance

•	Track Record: Confirm borrowers previous experience based on guidelines and seasoning

•	Asset Documentation: Confirmation of presence of asset documentation requirements relative to loan type and guideline requirements for verification of closing funds and reserves

•	Insurance Certification: Verify that the loan file contains a copy of the hazard insurance certificate for the subject property and that flood insurance is also documented when required

•	Property Valuation: Confirm the presence of a complete appraisal report and supporting secondary independent estimate of value

•	Commercial Borrower Organizing Documentation: Confirm the presence an Operating Agreement, Bylaws, related amendments and filings or other organizing and operating documentation relative to the commercial borrower entity

•	Articles of Incorporation/Certificate of Formation: Confirm that each loan file contains a copy of the Articles of Incorporation established registration within the state of operation

•	Certificate of Good Standing: Confirm that each borrowing entity is active in the state of registration by confirming the presence of a web print out or certification of good standing for the state in the file. OFAC search of the entity is also reviewed

•	Borrower Authority / Consent of Members: Confirm that the loan file contains evidence that the individual executing the loan agreements has signing authority on behalf of the borrowing entity

II.	Legal Documentation: A review of the documentation required to secure the lender’s interest in the loan and the borrower(s)’ obligations thereunder was conducted with the purpose of validating their presence in the mortgage loan file and suﬃciency of execution:

•	Note/Loan Agreement/Security Instrument/Extension: Verification of the presence of the note, loan agreement or security instruments as applicable and that the agreement is property executed by all parties. Confirm that all applicable allonges or addenda to the note are evidenced in the loan file and duly executed by all responsible parties. If the subject loan has reached or is nearing maturity confirm that an extension agreement is present and duly executed by all required parties

•	Mortgage/Deed of Trust/Assignment of Rents: Verify that a mortgage or deed of trust is in file and is duly executed and notarized and that is contains all applicable riders including an assignment of rents

•	Power of Attorney: If closing docs are executed by a POA confirm that the POA complies with all applicable underwriting and legal requirements inclusion those for timing, form, authority and execution

•	Personal Guaranty: Verify that the requisite individual ownership percentage of a commercial entity borrower as stipulated within Client or lender underwriting guidelines has provided a personal guaranty for the loan

•	Aﬃdavit of Commercial Purpose/Non-Owner Occupancy Certificate: Verify that each file contains a borrower statement verifying that the loan is for commercial purpose and that the subject property will not be owner occupied

•	Title Policy: Confirmation that the file contains evidence of title insurance and that the title is free from material defects that would aﬀect lien position

•	Deed for Conveyance of Title: Confirm that the applicable Grant or Warranty Deed is evidenced in the loan file and properly conveys interest in the subject property

•	Purchase Contract: If applicable, confirm the presence of a valid and executed Purchase and Sale Agreement along with any counter oﬀers and modified terms of sale

•	Settlement Statement: As applicable based on loan type and origination date, confirm the presence of a final settlement statement in the mortgage loan file

•	Rehabilitation Budget: As applicable based on loan type, confirm the presence of a rehabilitation budget in the mortgage loan file

III.	Guidelines: The Underwriting guidelines are specified by Client served as the criteria under which each loan qualification review took place. Qualifications criteria includes:

•	Borrower/Guarantor Eligibility: Review each borrower to ensure that they meet eligibility requirements of underwriting guidelines

•	Assets: Validate that the mortgage loan file contains adequately qualified verification of assets to meet underwriting standards based on guideline eligibility requirements

•	Credit History: Review the borrower credit reports and any supplemental credit history documentation to verify whether the borrower met guideline requirements

•	Credit scores: Review each borrower/guarantor credit report to validate that the credit score used in qualification is accurate and whether it meets minimum loan qualification and underwriting standards as specified in the underwriting guidelines

•	Occupancy: Confirm that the occupancy of the subject property used for qualification of the loan is accurate and compliant with guideline requirements. Confirm that the borrower has executed an aﬃdavit of commercial/business purpose and that no other documentation that shows the subject property might be a primary residence.

•	Loan-to-Value Ratio: Recalculate the Loan-to-Value Ratio utilizing the Purchase Contract, Property Valuations and/or Loan Agreements to determine whether initial, as-is and as-repaired LTV and CLTV meet loan qualification based on the calculation methods set forth in underwriting guidelines

•	Loan-to-Cost Ratios: Recalculate the Loan-to-Cost utilizing the Purchase Contract and Settlement Statement to determine whether LTC meets loan qualification based on the calculation methods set forth in underwriting guidelines

•	Insurance: Confirm the adequacy of hazard insurance coverage and, if required based on flood zone, confirm the presence and adequacy of flood insurance coverage and premiums

•	Compensating Factors: Review and validate any compensating factors used in the qualification of the loan and in consideration of loan level underwriting guideline exceptions

•	Letters of Explanation: Confirm the presence of Letters of Explanation (LOX) where required per underwriting guidelines and that each such LOX adequately addresses the eligibility scenario under question

•	Exception Approvals: Confirm that any exceptions to underwriting guidelines and/or investor guideline overlays were fully documented, properly approved, and supported

•	Misrepresentation / Fraud Review: Validate that an independent third-party fraud report was obtained for each guarantor when required by underwriting guidelines and that red flags on third party fraud reports have been reviewed

IV.	Valuation Review: Resolute performed a “Valuation Review” which included the following:

a.	Review the original appraisal and all additional property valuation documentation to determine whether source, format and type meet program and guideline eligibility requirements
b.	Confirm that the property type is an eligible property type per program standards and underwriting guidelines
c.	Confirm as applicable that an independent supplemental third-party valuation was received and is within allowable tolerance of the original qualifying value
d.	Assess rental income schedules
e.	Confirm that property standards conform to underwriting guidelines requirements
f.	Determine whether the property is adequately constructed and the appraisal is on an “as is basis” or consistent with the scope of rehabilitation
g.	Review and determine whether the appraisal was performed on appropriate form that meets program and guideline eligibility requirements
h.	Review property for functional obsolescence
i.	Where applicable, determine if the file did not contain the appraisal or other valuation method and a review could not be performed

Resolute applied a cascade methodology to determine if the original appraised value total was reasonably supported when compared to an independent third-party valuation product. For loans reviewed in a post-close valuation review (502 loans consisting of 502 individual properties), the origination value was based the following products:

Primary Valuation Product	Count
1004	367
1025	37
1073	24
2055	2
BPO	69
Other	3

Of the 502 properties. 367 had 1004 appraisals, 37 had 1025 appraisals, 24 had 1073 appraisals, 2 had 2055 appraisals, 69 were BPOs and 3 were narrative/other valuations.

Loan Grading: Each loan reviewed by Resolute is given a score and then Grade based on document/credit reviews, guideline review, valuation review and then an overall grade.

Grade
Description	Score	Document/Credit	Guidelines	Valuation	Overall
No Exceptions	1	A	A	A	A
1 Exception	2	B	B	B	B
2-3 Exceptions	3	C	C	C	C
3+ Exceptions	4	D	D	D	D

Overall Grade
Grades	Number of Mortgage Loans	% of Mortgage Loans	Original Principal Balance
A	384	76.49%	$194,444,025.00
B	118	23.51%	$52,510,868.00
C	0
D	0

Credit Grade
Grade
A	403
B	99
C	0
D	0

Valuation Grade
Grade
A	481
B	21
C	0
D	0